Long-Term Debt - Additional Information (Detail)	12 Months Ended									12 Months Ended					12 Months Ended																	1 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Joint Venture Jordan Bromine Company Limited USD ($)	Dec. 31, 2012 Joint Venture Jordan Bromine Company Limited USD ($)	Dec. 31, 2012 Joint Venture Jordan Bromine Company Limited Unsecured non-interest bearing loan USD ($)	Dec. 31, 2013 Joint Venture Jordan Bromine Company Limited Construction Borrowings Related To Foreign Plant USD ($)	Dec. 31, 2012 Joint Venture Jordan Bromine Company Limited Construction Borrowings Related To Foreign Plant USD ($)	Dec. 31, 2013 Joint Venture Jordan Bromine Company Limited Short-term Debt USD ($)	Dec. 31, 2013 Commercial Paper USD ($)	Dec. 31, 2005 5.10% Senior Notes	Dec. 31, 2013 5.10% Senior Notes	Dec. 31, 2012 5.10% Senior Notes	Jan. 20, 2005 5.10% Senior Notes USD ($)	Dec. 31, 2010 4.50% Senior Notes	Dec. 31, 2013 4.50% Senior Notes	Dec. 31, 2012 4.50% Senior Notes	Dec. 10, 2010 4.50% Senior Notes USD ($)	Dec. 31, 2013 Domestic Financial Institution Agreement USD ($)	Dec. 31, 2012 Domestic Financial Institution Agreement	Dec. 31, 2011 Domestic Financial Institution Agreement	Dec. 31, 2013 Foreign Credit Line U.S. Dollar- Euro Denominated Borrowings USD ($)	Dec. 31, 2012 Foreign Credit Line U.S. Dollar- Euro Denominated Borrowings USD ($)	Dec. 31, 2013 Yen Denominated Credit Lines USD ($)	Dec. 31, 2013 Yen Denominated Credit Lines JPY (¥)	Dec. 31, 2011 Yen Denominated Credit Lines	Dec. 31, 2013 Other Foreign Credit Lines USD ($)	Dec. 31, 2013 Other Foreign Credit Lines Foreign Subsidiaries USD ($)	Dec. 31, 2013 Minimum Joint Venture Jordan Bromine Company Limited Construction Borrowings Related To Foreign Plant	Dec. 31, 2013 Maximum Joint Venture Jordan Bromine Company Limited Construction Borrowings Related To Foreign Plant	May 29, 2013 Maximum Commercial Paper USD ($)	Jan. 22, 2014 Subsequent Event Jp Morgan USD ($) payment	Dec. 31, 2013 Revolving Credit Facility USD ($)	Dec. 31, 2013 Revolving Credit Facility Minimum	Dec. 31, 2013 Revolving Credit Facility Maximum	Feb. 07, 2014 Revolving Credit Facility Subsequent Event USD ($)	Feb. 07, 2014 Revolving Credit Facility Subsequent Event Minimum	Feb. 07, 2014 Revolving Credit Facility Subsequent Event Maximum
Debt Instrument [Line Items]
Aggregate annual maturities of long-term debt, 2014		$ 24,600,000
Aggregate annual maturities of long-term debt, 2015		327,100,000
Aggregate annual maturities of long-term debt, 2016		379,400,000
Aggregate annual maturities of long-term debt, 2017		0
Aggregate annual maturities of long-term debt, 2018		0
Aggregate annual maturities of long-term debt, thereafter		350,000,000
Debt maturity period										21 days																						10 years				5 years
Revolving credit facility, maximum borrowing capacity																			60,000,000			48,000,000	48,000,000	42,800,000	4,500,000,000.0		93,300,000	80,100,000					750,000,000.0			750,000,000.0
Total spreads and fees																																	0.975%	0.90%	1.40%	1.00%	0.90%	1.50%
Debt covenant maximum debt to EBITDA																																				3.50
Debt covenant																																				20.00%
Gross debt																															750,000,000.0
Commercial paper notes		363,000,000	0							363,000,000
Weighted average interest rate										0.23%
Fees and expenses related to new agreement	2,700,000
Principal amount of debt														325,000,000.0				350,000,000.0
Debt instrument, interest rate									1.59%			5.10%	5.10%	5.10%		4.50%	4.50%	4.50%											2.09%	5.30%
Interest rate of debt, effective percentage														5.19%				4.70%
Maturity date of debt											Feb. 01, 2015				Dec. 15, 2020
Average interest rate on borrowings																			0.89%	1.49%	1.43%			0.52%	0.52%	1.07%
Borrowings outstanding under the credit facility																								16,400,000
Revolving senior credit facility, remaining borrowings		387,000,000
Line of Credit Facility, Additional Borrowing Capacity		250,000,000																																		250,000,000
Foreign currency denominated debt		1,078,864,000	699,288,000	26,400,000	26,400,000		7,900,000	13,500,000	18,500,000
Non-interest loan from other shareholders						6,000,000
Additional borrowing capacity amount				6,100,000
Number of Semi Annual Coupon Payments																																20
Notional amount		$ 321,400,000	$ 274,000,000																													$ 325,000,000
Fixed interest rate																																3.281%